Leases (Details) - Schedule of lease liabilities under operating leases	Mar. 31, 2022 USD ($)
Schedule of lease liabilities under operating leases [Abstract]
2023	$ 5,092,731
2024	3,997,039
2025	2,792,617
2026	1,591,149
2027	606,426
Thereafter	1,064,908
Total lease payments	15,144,870
Less: imputed interest	(2,618,224)
Total lease liabilities	$ 12,526,646